General Description of the Plan (Details) - EBP 002 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum age requirement to be eligible for plan | yr	20
Additional waiting period after meeting age requirement to be eligible for the plan	90 days
Employer contribution, matching percentage	50.00%
Employer contribution, percent of compensation contributed by participant	6.00%
Participant automatic contribution percentage	6.00%
Minimum employee contribution that triggers an automatic increase in contributions	10.00%
Automatic increase in contribution percentage, if contribution falls below the minimum threshold	2.00%
Period after the first April in which the employee has made contribution elections, in which automatic increase in contributions start	90 days
Maximum percentage of contributions that may be used to invest in employer stock	25.00%
Maximum percentage of employer stock that may be held in a Participant's account balance	25.00%
Vesting service period	3 years
Age at which account balance becomes fully vested | yr	65
Participant, minimum loan amount	$ 2
Participant maximum loan amount	$ 50
Participant maximum loan amount, period in which the highest outstanding loan balance is used to reduce available loan value	12 months
Maximum loan amount as a percentage of vest account balance	50.00%
Basis spread on variable rate of note receivables from participants	1.00%
Forfeitures	$ 1,634
Reduction in employer contributions due to forfeitures	1,469
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	165
Distributable benefit threshold for which the option for a lump=sum or partial distribution is available	1
Distributable benefit threshold for which the installment distributions are made over a five, ten, or fifteen year period	50
Threshold for which only a lump-sum distribution option is available	$ 1
Minimum
EBP, Description of Plan [Line Items]
Automatic employer contribution percentage	3.00%
Participant, general loan term	1 year
Participant, loan term for purchasing primary residence	1 year
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic employer contribution percentage	7.00%
Participant, general loan term	5 years
Participant, loan term for purchasing primary residence	15 years
Participant loan, interest rate	9.50%	9.50%